Pension and Severance Plans (Components of Net Periodic Benefit Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Losses on curtailments and settlements		¥ 6,358
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 12,763	17,948	¥ 23,128
Interest cost	3,684	4,162	7,020
Expected return on plan assets	(10,802)	(17,040)	(16,695)
Recognized actuarial loss	8,852	12,969	15,365
Amortization of prior service costs	(343)	(4,294)	(7,864)
Losses on curtailments and settlements		6,358
Net periodic benefit costs	14,154	20,103	20,954
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,767	3,616	2,780
Interest cost	6,509	9,212	10,083
Expected return on plan assets	(6,395)	(10,916)	(11,797)
Recognized actuarial loss	3,614	2,606	2,656
Amortization of prior service costs	1,058	2	(269)
Losses on curtailments and settlements	2,128	68	1,804
Net periodic benefit costs	¥ 9,681	¥ 4,588	¥ 5,257